Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 1,152,032	$ 877,838
Additions	137,876	221,184
Interest costs capitalized	52,692	53,010
Closing asset under development balance	$ 1,342,600	$ 1,152,032